Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date		rr_ProspectusDate	Jan. 28, 2015
RBC Emerging Markets Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	3.76%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.96%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(3.985%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	0.975%
One Year		rr_ExpenseExampleYear01	$ 669
Three Years		rr_ExpenseExampleYear03	1,642
Five Years		rr_ExpenseExampleYear05	2,615
Ten Years		rr_ExpenseExampleYear10	$ 5,053
RBC Emerging Markets Equity Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	3.70%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.65%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(3.925%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	0.725%
One Year		rr_ExpenseExampleYear01	$ 74
Three Years		rr_ExpenseExampleYear03	1,047
Five Years		rr_ExpenseExampleYear05	2,027
Ten Years		rr_ExpenseExampleYear10	$ 4,507
RBC Emerging Markets Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Supplement [Text Block]		cik0001272950_SupplementTextBlock

RBC FUNDS TRUST

RBC Emerging Markets Equity Fund (the "Fund")

Supplement dated August 3, 2015 to the RBC Global Equity Funds Prospectus dated July 29, 2015,
(the "Global Equity Prospectus")

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.

The Fund's Board of Trustees has approved an increase of the contractual fee waiver on the advisory fee, which is intended to lower the Fund's net expense levels and thereby make the Fund more competitively priced.

Effective August 3, 2015, the annual operating expense limit is amended to require that the Advisor waive an additional advisory fee and/or bear additional Fund expenses, in addition to the amounts previously agreed to be waived or paid, in an incremental additional annual amount of 47.5 basis points for the Fund.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

With respect to the RBC Emerging Markets Equity Fund in the Global Equity Prospectus in the "Fund Summary" section, the "Fees and Expenses of the Fund" table and accompanying footnotes and the "Example" table and accompanying introductory paragraph on page 1 are deleted in their entirety and replaced with the following:

Risk/Return [Heading]		rr_RiskReturnHeading	RBC Emerging Markets Equity Fund
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.725% of the Fund's average daily net assets. This expense limitation agreement is in place until October 31, 2017 and may not be terminated by the Advisor prior to that date.